Consolidated Balance Sheets (Parenthetical) (EUR €)	Dec. 31, 2013	Dec. 31, 2012	Jan. 22, 2007
Statement Of Financial Position [Abstract]
Preferred stock, shares authorized	540,000,000	540,000,000	540,000,000
Preferred stock, shares issued	0	0
Common stock, nominal value	€ 1.04	€ 1.04
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	910,703,305	910,559,805
Common stock, shares outstanding	890,606,763	887,953,202